Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary of Reserved Shares of Common Stock on Converted Basis for Issuance

The Company has reserved shares of common stock, on an as-if converted basis, for issuance as of December 31, 2020 as follows (in thousands):

Shares
Warrants to purchase common stock	63
Stock options outstanding	4,763
Restricted stock units outstanding	44
Performance stock units outstanding	25
Shares available for future purchase under ESPP	687
Shares available for future grant under 2020 Plan	3,537
9,118